Loss per share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Loss per share
Note 9 - Loss per share

The computation of basic EPS is based on the weighted average number of shares outstanding during the period.

	For the Years Ended December 31,
	2020	2019	2018
Basic loss per share	(2.11)	(2.78)	(1.85)
Diluted loss per share	(2.11)	(2.78)	(1.85)
Issued ordinary shares at the end of the year	220,318,704	112,278,065	106,528,065
Weighted average number of shares outstanding during the year	150,354,703	107,478,625	102,877,501

Diluted EPS exclude the effect of the assumed conversion of potentially dilutive instruments, which are:

	2020	2019	2018
Convertible bonds	10,679,099	10,453,534	10,453,534
Share options	1,770,000	2,357,500	2,615,000
The number of share options that would be considered dilutive under the "if converted" method	—	—	153,457
Due to the current loss-making position dilutive instruments are deemed to have an anti-dilutive effect on the EPS of the Company. As of December 31, 2020, the conversion price of our convertible bonds was $32.7743.
All periods presented have been adjusted for our 5 for 1 reverse share split in June 2019.